CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Series A Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance, shares at Sep. 30, 2017	23,334	1,785,715	1,016,004	4,655,486
Beginning balance, amount at Sep. 30, 2017	$ 23	$ 1,790	$ 1,015	$ 4,655	$ 27,565,453	$ (31,533,727)	$ (3,960,791)
Stock compensation expense - employee options					50,899		50,899
Issuance of common stock for services, shares				1,279,676
Issuance of common stock for services, amount				$ 1,280	439,039		440,319
Issuance of Series D Convertible Preferred Stock, amount					817,802		817,802
Conversion of Series A Convertible Preferred Stock, shares	(3,334)			3,334
Conversion of Series A Convertible Preferred Stock, amount	$ (12)			$ 3	9
Issuance of common stock for cash, shares				7,000,000
Issuance of common stock for cash, amount				$ 7,000	1,743,000		1,750,000
Conversion of debt offering and accrued interest (Note 10), shares				2,435,000
Conversion of debt offering and accrued interest (Note 10), amount				$ 2,435	709,515		711,950
Beneficial conversion feature (Note 10)							348,096
Issuance of warrants to debt holders (Note 10)							0
Issuance of warrants for services related to debt offering (Note 10)							0
Stock based compensation - warrants					239,680		239,680
Issuance of common stock for technology, shares				2,000,000
Issuance of common stock for technology, amount				$ 2,000	518,000		520,000
Issuance of common stock for exercise of warrants, shares				158,006
Issuance of common stock for exercise of warrants, amount				$ 158	79,989		(80,147)
Net loss						(3,257,597)	(3,257,597)
Ending balance, shares at Sep. 30, 2018	20,000	1,785,715	1,016,004	17,531,522
Ending balance, amount at Sep. 30, 2018	$ 11	$ 1,790	$ 1,015	$ 17,531	32,163,386	(34,791,324)	(2,607,590)
Stock compensation expense - employee options					171,499		171,499
Conversion of Series A Convertible Preferred Stock, shares				279,929
Conversion of Series A Convertible Preferred Stock, amount				$ 280	(280)		0
Beneficial conversion feature (Note 10)							0
Issuance of warrants to debt holders (Note 10)							0
Issuance of warrants for services related to debt offering (Note 10)							0
Net loss						(769,203)	(769,203)
Ending balance, shares at Dec. 31, 2018	20,000	1,785,715	1,016,004	17,811,451
Ending balance, amount at Dec. 31, 2018	$ 11	$ 1,790	$ 1,015	$ 17,811	32,334,605	(35,560,527)	(3,205,295)
Beginning balance, shares at Sep. 30, 2018	20,000	1,785,715	1,016,004	17,531,522
Beginning balance, amount at Sep. 30, 2018	$ 11	$ 1,790	$ 1,015	$ 17,531	32,163,386	(34,791,324)	(2,607,590)
Stock compensation expense - employee options							263,147
Beneficial conversion feature (Note 10)							1,570,049
Issuance of warrants to debt holders (Note 10)							1,244,263
Issuance of warrants for services related to debt offering (Note 10)							988,876
Stock based compensation - warrants							30,325
Issuance of common stock for technology, amount							0
Net loss							(2,211,441)
Ending balance, shares at Mar. 31, 2019	0	1,785,715	1,016,004	18,192,969
Ending balance, amount at Mar. 31, 2019	$ 0	$ 1,790	$ 1,015	$ 18,192	36,608,296	(37,002,765)	(1,442,238)
Beginning balance, shares at Sep. 30, 2018	20,000	1,785,715	1,016,004	17,531,522
Beginning balance, amount at Sep. 30, 2018	$ 11	$ 1,790	$ 1,015	$ 17,531	32,163,386	(34,791,324)	(2,607,590)
Stock compensation expense - employee options					1,141,674		1,141,674
Issuance of common stock for services, shares				245,000
Issuance of common stock for services, amount				$ 245	348,655		$ 348,900
Conversion of Series A Convertible Preferred Stock, shares	(20,000)			80,000
Conversion of Series A Convertible Preferred Stock, amount	$ (11)			$ 80	(69)
Stock option exercise, shares							509,656
Beneficial conversion feature (Note 10)					2,857,960		$ 2,857,960
Issuance of warrants to debt holders (Note 10)					1,384,530		1,384,530
Issuance of warrants for services related to debt offering (Note 10)					1,072,095		1,072,095
Stock based compensation - warrants					117,458		117,458
Issuance of common stock for technology, amount							0
Issuance of common stock for exercise of warrants, shares				509,656
Issuance of common stock for exercise of warrants, amount				$ 510	(510)		0
Net loss						(7,612,316)	(7,612,316)
Ending balance, shares at Sep. 30, 2019	20,000	1,785,715	1,016,004	18,366,178
Ending balance, amount at Sep. 30, 2019	$ 11	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Beginning balance, shares at Dec. 31, 2018	20,000	1,785,715	1,016,004	17,811,451
Beginning balance, amount at Dec. 31, 2018	$ 11	$ 1,790	$ 1,015	$ 17,811	32,334,605	(35,560,527)	(3,205,295)
Stock compensation expense - employee options					91,648		91,648
Issuance of common stock for services, shares				245,000
Issuance of common stock for services, amount				$ 245	348,655		348,900
Conversion of Series A Convertible Preferred Stock, shares	(20,000)			80,000
Conversion of Series A Convertible Preferred Stock, amount	$ (11)			$ 80	(69)		0
Beneficial conversion feature (Note 10)					1,570,049		1,570,049
Issuance of warrants to debt holders (Note 10)					1,244,263		1,244,263
Issuance of warrants for services related to debt offering (Note 10)					988,876		988,876
Stock based compensation - warrants					30,325		30,325
Issuance of common stock for exercise of warrants, shares				56,518
Issuance of common stock for exercise of warrants, amount				$ 56	(56)		0
Net loss						(1,442,238)	(1,442,238)
Ending balance, shares at Mar. 31, 2019	0	1,785,715	1,016,004	18,192,969
Ending balance, amount at Mar. 31, 2019	$ 0	$ 1,790	$ 1,015	$ 18,192	36,608,296	(37,002,765)	(1,442,238)
Beginning balance, shares at Sep. 30, 2019	20,000	1,785,715	1,016,004	18,366,178
Beginning balance, amount at Sep. 30, 2019	$ 11	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock compensation expense - employee options					399,897		$ 399,897
Stock option exercise, shares				73,191			28,688
Stock option exercise, amount				$ 73	(73)		$ 0
Beneficial conversion feature (Note 10)					330,082		330,082
Issuance of warrants to debt holders (Note 10)					168,270		168,270
Issuance of warrants for services related to debt offering (Note 10)					160,427		160,427
Issuance of common stock for exercise of warrants, shares				28,688
Issuance of common stock for exercise of warrants, amount				$ 29	(29)		0
Net loss						(3,015,013)	(3,015,013)
Ending balance, shares at Dec. 31, 2019	20,000	1,785,715	1,016,004	18,468,057
Ending balance, amount at Dec. 31, 2019	$ 11	$ 1,790	$ 1,015	$ 18,468	40,143,753	(45,418,653)	(5,253,627)
Beginning balance, shares at Sep. 30, 2019	20,000	1,785,715	1,016,004	18,366,178
Beginning balance, amount at Sep. 30, 2019	$ 11	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock compensation expense - employee options							$ 565,726
Stock option exercise, shares							229,959
Beneficial conversion feature (Note 10)							$ 435,617
Issuance of warrants to debt holders (Note 10)							189,484
Issuance of warrants for services related to debt offering (Note 10)							169,969
Stock based compensation - warrants							0
Issuance of common stock for technology, amount							0
Net loss							(6,345,526)
Ending balance, shares at Mar. 31, 2020	0	1,785,715	1,016,004	23,324,128
Ending balance, amount at Mar. 31, 2020	$ 0	$ 1,790	$ 1,015	$ 23,324	45,581,817	(48,749,166)	(3,141,220)
Beginning balance, shares at Dec. 31, 2019	20,000	1,785,715	1,016,004	18,468,057
Beginning balance, amount at Dec. 31, 2019	$ 11	$ 1,790	$ 1,015	$ 18,468	40,143,753	(45,418,653)	(5,253,627)
Stock compensation expense - employee options					165,829		165,829
Issuance of common stock for services, shares				540,000
Issuance of common stock for services, amount				$ 540	1,025,460		1,026,000
Conversion of debt offering and accrued interest (Note 10), shares				4,114,800
Conversion of debt offering and accrued interest (Note 10), amount				$ 4,115	4,110,685		4,114,800
Beneficial conversion feature (Note 10)					105,535		105,535
Issuance of warrants to debt holders (Note 10)					21,214		21,214
Issuance of warrants for services related to debt offering (Note 10)					9,542		9,542
Issuance of common stock for exercise of warrants, shares				201,271
Issuance of common stock for exercise of warrants, amount				$ 201	(201)		0
Net loss						(3,330,513)	(3,330,513)
Ending balance, shares at Mar. 31, 2020	0	1,785,715	1,016,004	23,324,128
Ending balance, amount at Mar. 31, 2020	$ 0	$ 1,790	$ 1,015	$ 23,324	$ 45,581,817	$ (48,749,166)	$ (3,141,220)